SHARE CAPITAL AND OTHER RESERVES - Share capital (Details) - USD ($)			12 Months Ended
	May 06, 2022	Feb. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL AND OTHER RESERVES
Gross proceeds			$ 0	$ 15,019,000	$ 0
Total share issuance costs			$ 0	$ 1,165,580	0
IPO
SHARE CAPITAL AND OTHER RESERVES
Shares issued (in shares)	3,754,750
Price per common share	$ 4.00
Gross proceeds	$ 15,019,000
Total share issuance costs	$ 1,165,580
Number of warrants issued	262,833
Property option payments
SHARE CAPITAL AND OTHER RESERVES
Shares issued (in shares)		5,000
Fair value of shares issued		$ 11,702			$ 11,702